INCOME TAXES - Disclosure of changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0	0
Convertible notes [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(389)	(661)	(1,024)
Loans payable [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(180)	(247)	(339)
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(2,597)	(2,221)	(2,354)
Loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax assets	$ 3,166	$ 3,129	$ 3,717